UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.9%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (0.3%)

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 5s, 7/1/44	BB+	$375,000	$379,511

			379,511
California (0.2%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	1,000,000	265,260

			265,260
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	300,000	332,643

			332,643
Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5s, 1/1/30	AA+	100,000	106,362

			106,362
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	140,000	146,917

			146,917
Minnesota (94.4%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	681,901
5s, 2/1/24	Aa1	470,000	533,906

Bloomington, G.O. Bonds (Indpt. School Dist. No 271), Ser. A, 5s, 2/1/18	AA+	500,000	549,920

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4s, 2/1/21	AA+	500,000	543,500

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A
5s, 2/1/25	Aa2	865,000	952,019
4s, 2/1/33	Aa2	500,000	530,185

Center City, Hlth. Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation)
5s, 11/1/44	A3	500,000	549,685
5s, 11/1/41	A3	700,000	739,466

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5s, 1/1/32	A3	1,000,000	1,095,730

Circle Pines, G.O. Bonds (Indpt. School Dist. No 12), Ser. A, zero %, 2/1/25	AA+	750,000	579,465

Cloquet, G.O. Bonds (Indpt. School Dist. No. 94), Ser. B, 5s, 2/1/27	Aa2	1,100,000	1,323,179

Cologne, Charter School Lease Rev. Bonds, Ser. A, 5s, 7/1/34	BBB-	345,000	364,120

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A, 5 1/8s, 7/1/33	BB+	500,000	520,060

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	810,000	928,754
6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	440,000	504,508

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	517,810

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	325,000	325,608

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19 (Prerefunded 2/1/16)	Aa2	1,080,000	1,100,250

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5 1/2s, 8/1/36	BBB-	250,000	268,175

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	2,855,000	3,120,963
4 3/4s, 12/15/29	AAA	500,000	538,325

Jordan, Indpt. School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 5s, 2/1/28	Aa2	1,000,000	1,174,060

Lakeville, G.O. Bonds (Indpt. School Dist. No 194), Ser. D, 5s, 2/1/21	Aa2	1,000,000	1,170,460

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22 (Prerefunded 2/1/17)	Aaa	2,075,000	2,202,177

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,553,235

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-1, 0.01s, 11/15/35	VMIG1	500,000	500,000
Ser. B-2, 0.01s, 11/15/35	VMIG1	1,000,000	1,000,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	564,635

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,111,020
Ser. B, 5s, 1/1/29	A	910,000	1,037,782
Ser. B, 5s, 1/1/23	A	730,000	851,479
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,394,925

Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5s, 11/15/44(FWC)	A+	250,000	274,493

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB+	650,000	676,709

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	390,667

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	AA+	1,500,000	1,648,245
Ser. B, AGM, zero %, 2/1/23	AA+	2,350,000	1,727,955

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	AA-	385,000	385,058
(Essentia Hlth.), Ser. C-1, AGO, 5s, 2/15/30	AA	1,000,000	1,083,590

MN State G.O. Bonds
Ser. A, 5s, 8/1/35	Aa1	750,000	881,978
(Trunk Hwy.), Ser. B, 5s, 10/1/30	Aa1	1,000,000	1,163,400
Ser. A, 5s, 10/1/24	Aa1	490,000	580,503
Ser. A, U.S. Govt. Coll., 5s, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	11,917
Ser. A, 5s, 10/1/17	Aa1	525,000	572,056
(Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	557,205

MN State Rev. Bonds
Ser. A, 5s, 6/1/38	AA	1,000,000	1,112,400
(Gen. Fund Appropriations), Ser. B, 5s, 3/1/29	AA	500,000	573,860

MN State College & U. Rev. Bonds, Ser. A
5s, 10/1/31	Aa2	1,000,000	1,125,720
4s, 10/1/25	Aa2	1,000,000	1,120,150

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,584,870
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,026,740
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	526,710
(College of St. Scholastica, Inc.), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	789,773
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,108,270
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	548,570
(St. Catherine U.), Ser. 7-Q, 5s, 10/1/32	Baa1	700,000	738,780
(Gustavus Adolfus College), Ser. 7-B, 5s, 10/1/31	A3	500,000	555,175
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	324,135
(St. Johns U.), Ser. 8-H, 5s, 10/1/22	A2	500,000	586,280
(St. Olaf College), Ser. 6-O, 5s, 10/1/20	A1	345,000	361,360
(St. Olaf College), Ser. 6-O, U.S. Govt. Coll., 5s, 10/1/20 (Prerefunded 10/1/16)	AAA/P	655,000	687,658
(St. John's U.), Ser. 6-G, 5s, 10/1/15 (Escrowed to maturity)	A2	525,000	527,084
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	536,650
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	799,095
(College of St. Scholastica, Inc.), Ser. 7-R, 4s, 12/1/19	Baa2	200,000	214,172
(Macalester College), Ser. 7-S, 3s, 5/1/22	Aa3	415,000	431,002

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.)
Ser. E, 5.1s, 1/1/40	Aa1	680,000	702,610
Ser. B, 4.9s, 7/1/37	Aa1	905,000	906,385
Ser. L, 4.9s, 7/1/22	Aa1	1,445,000	1,480,605

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A2	1,000,000	1,083,070
Ser. A, 5s, 10/1/34	A2	150,000	169,608
5s, 10/1/33	A2	250,000	283,098

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	A/P	500,000	519,750

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	526,195
6 1/8s, 10/1/39	BB/P	315,000	330,454

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A3	500,000	564,905
Ser. A, AGO, 5s, 1/1/21	AA	1,000,000	1,086,230
Ser. A-1, 5s, 1/1/19	A3	500,000	559,705

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB	750,000	781,890
5 1/4s, 11/1/21	BBB	500,000	521,490

Olmsted Cnty., G.O. Bonds, Ser. A, 4s, 2/1/19	Aaa	955,000	1,047,797

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5s, 9/1/44	BB+	400,000	394,572

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa2	1,150,000	1,151,323

Rochester, G.O. Bonds
(Waste Wtr.), Ser. A, 5s, 2/1/24	Aaa	1,000,000	1,188,930
(Indpt. School Dist. No. 535), Ser. A, 3s, 2/1/23	AA+	1,000,000	1,069,260

Rochester, Elec. Util. Rev. Bonds, Ser. B, 5s, 12/1/43	Aa3	1,000,000	1,124,860

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,159,960
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	560,510
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	840,765
(Olmsted Med. Ctr.), 5s, 7/1/33	A-/F	650,000	712,030
(Mayo Clinic), 4s, 11/15/41	Aa2	250,000	257,398

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic)
Ser. A, 0.02s, 11/15/38	A-1+	500,000	500,000
Ser. B, 0.02s, 11/15/38	VMIG1	500,000	500,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	591,665

Shakopee, Hlth. Care Facs. Rev. Bonds (St. Francis Regl. Med. Ctr.)
5s, 9/1/34	A-	670,000	733,978
5s, 9/1/29	A-	250,000	280,980

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	831,653
NATL, zero %, 1/1/24	AA-	2,000,000	1,590,500

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.)
AGO, 5 3/8s, 5/1/31	A1	1,000,000	1,108,090
Ser. A, 5 1/8s, 5/1/30	A1	500,000	558,795

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Aaa	1,000,000	1,165,620
Ser. C, U.S. Govt. Coll., 5 3/4s, 7/1/30 (Prerefunded 7/1/18)	Aaa	1,000,000	1,135,700

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	553,856
Ser. A, 5s, 8/1/35	A1	385,000	427,442
(SPCPA Bldg. Co.), 4 5/8s, 3/1/43	BBB-	350,000	350,550

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	279,588
(Twin Cities Academy), Ser. A, 5s, 7/1/35	BB	250,000	249,983
(German Immersion School), Ser. A, 5s, 7/1/33	BB+	500,000	504,155

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,090,480
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	Aa3	1,000,000	1,087,270

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group)
U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	450,000	476,042
Ser. A, 5s, 7/1/33	A2	1,000,000	1,118,490

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35 (Prerefunded 11/15/15)	BBB-	500,000	505,835

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5s, 11/15/40	BBB-	650,000	685,562

St. Paul, Metro. Council Area G.O. Bonds (Transit Cap.), Ser. C, 4s, 3/1/25	Aaa	1,120,000	1,243,536

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,368,593

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	750,000	751,358

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4 1/2s, 10/1/37	Baa3	600,000	574,062

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	1,160,000	1,267,532
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,181,030
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,180,120
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	566,940
Ser. C, 5s, 12/1/21	Aa1	500,000	568,570

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5s, 1/1/32	Aa3	500,000	582,910
5s, 1/1/31	Aa3	1,000,000	1,150,350
5s, 1/1/30	Aa3	1,000,000	1,141,240

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa3	1,000,000	1,169,900

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
5s, 7/1/34	BBB	400,000	424,644
5s, 7/1/16	BBB	425,000	436,114

Woodbury, G.O. Bonds, Ser. A, 3s, 2/1/22	AAA	780,000	827,674

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5s, 12/1/32	BBB-	220,000	230,322
5s, 12/1/27	BBB-	210,000	225,941

			104,300,002
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds (NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	260,000	278,434

			278,434
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/33	Baa1	100,000	109,001

			109,001
North Carolina (0.5%)

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5 1/4s, 10/1/37	BB/P	500,000	511,770

			511,770
Ohio (0.4%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, 5s, 11/15/23	A-/F	150,000	169,563

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/48	A1	250,000	270,820

			440,383
Pennsylvania (0.2%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5s, 1/1/38	BBB+/F	250,000	264,300

			264,300
Puerto Rico (0.4%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 6 1/2s, 7/1/40	Caa3	250,000	164,063

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 3/8s, 8/1/39	CCC-	305,000	117,425
NATL, zero %, 8/1/44	AA-	1,000,000	168,620

			450,108
Texas (0.2%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	250,000	258,845

			258,845
Virginia (0.2%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5s, 10/1/45	BBB/F	225,000	238,898

			238,898
Wisconsin (0.2%)

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5 3/4s, 11/15/44	BB-/P	250,000	263,483

			263,483
TOTAL INVESTMENTS

Total investments (cost $102,597,363)(b)			$108,345,917

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $110,636,452.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $102,579,920, resulting in gross unrealized appreciation and depreciation of $6,080,319 and $314,322, respectively, or net unrealized appreciation of $5,765,997.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	19.9%
	Local debt	17.4
	Education	17.2
	Utilities	10.6
	Prerefunded	10.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$108,345,917	$—

Totals by level	$—	$108,345,917	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015